Description of business - Additional information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Oct. 18, 2019	Jan. 26, 2018
Condensed Financial Statements, Captions [Line Items]
Maximum Offering Amount		$ 120	$ 120
Hoegh LNG Lampung Pte. Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	100.00%
Mitsui O.S.K. Lines, Ltd. and Tokyo LNG Tanker Co. [Member] | Mitsui O.S.K. Lines, Ltd. and Tokyo LNG Tanker Co. [Member]
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Hoegh LNG FSRU IV Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Non Cancellable Lease Expiration Term	10 years
Lease Expiration Term	10 years
Lease Initial Term	20 years
Hoegh LNG FSRU IV Ltd [Member] | Maximum
Condensed Financial Statements, Captions [Line Items]
Lease Expiration Term	15 years
Hoegh LNG FSRU IV Ltd [Member] | Minimum
Condensed Financial Statements, Captions [Line Items]
Lease Expiration Term	10 years
Sociedad Portuaria El Cayao [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership Interest By Private Equity Investors	49.00%
Sociedad Portuaria El Cayao [Member] | Promigas S.A. ESP [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	51.00%